Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Trade and other receivables
13.	Trade and other receivables

As of December 31, 2022, trade and other receivables consisted of the following:

	Total as of		Net as of
	December 31,	Expected credit	December 31,
	2022	loss allowance	2022
Cash receivable from agents	4,385	(325)	4,060
Deposits issued to merchants	6,771	(15)	6,756
Receivables related to marketing activity	3,422	(20)	3,402
Commissions receivable	394	(30)	364
Other receivables	912	(626)	286
Total financial assets	15,884	(1,016)	14,868
Advances issued	326	—	326
Total trade and other receivables	16,210	(1,016)	15,194

As of December 31, 2021, trade and other receivables consisted of the following:

	Total as of		Net as of
	December 31,	Expected credit	December 31,
	2021	loss allowance	2021
Cash receivable from agents	3,295	(251)	3,044
Deposits issued to merchants	3,162	(16)	3,146
Commissions receivable	138	(11)	127
Other receivables*	5,236	(231)	5,005
Total financial assets	11,831	(509)	11,322
Advances issued	254	—	254
Total trade and other receivables	12,085	(509)	11,576
*	Other receivables include receivables from sale of Tochka associate in the amount of 4,757

The amounts in the tables show the maximum exposure to credit risk regarding Trade and other receivables. An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns.

Set out below is the information about the credit risk exposure on the Group’s trade and other receivables (except for advances issued) using a provision matrix:

December 31, 2022	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	1.8%	11%	47%	81%
Exposure at default	14,694	255	125	810	15,884
Expected credit loss	(268)	(29)	(59)	(660)	(1,016)

December 31, 2021	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.06%	19%	94%	95%
Exposure at default	11,241	79	34	477	11,831
Expected credit loss	(7)	(15)	(32)	(455)	(509)

13.	Trade and other receivables (continued)

An analysis of the changes in the ECL allowances due to changes in the corresponding gross carrying amounts for the years ended December 31 was the following:

	2020	2021	2022
ECL allowance as of January 1,	(289)	(284)	(509)
Changes because of financial instruments (originated or acquired)/ derecognized during the reporting period	(57)	(262)	(603)
Amounts written off	62	37	96
ECL allowance as of December 31,	(284)	(509)	(1,016)

Receivables are non-interest bearing, except for agent receivables bearing, generally, interest rate of 20%-36% per annum and credit terms generally do not exceed 30 days. There is no requirement for collateral for customers to receive an overdraft.